Fixed Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 3. Fixed Assets

Vessel and Vessel Improvements

The cost of vessels and vessel improvements, net of accumulated depreciation of $30,190,224 and $27,074,656 as of September 30, 2014 and December 31, 2013, respectively, is as follows:

	September 30, 2014	December 31, 2013
	(unaudited)

m/v BULK PANGAEA	$21,207,761	$20,879,837
m/v BULK DISCOVERY	11,870,654	13,583,813
m/v BULK CAJUN	6,053,450	6,566,227
m/v BULK PATRIOT	14,802,541	13,573,298
m/v BULK JULIANA	14,005,361	14,614,596
m/v NORDIC ODYSSEY	29,425,883	30,252,396
m/v NORDIC ORION	29,916,572	30,449,503
m/v BULK TRIDENT	16,569,270	16,273,240
m/v BULK BEOTHUK	13,280,825	13,732,350
m/v BULK NEWPORT	14,871,461	15,339,224
m/v BULK PROVIDENCE	-	10,114,377
m/v BULK LIBERTY	-	9,217,410
m/v NORDIC BOTHNIA	7,406,137	-
m/v NORDIC BARENTS	7,862,978	-
m/v NORDIC OSHIMA(1)	33,709,143	-
	220,982,036	194,596,271
Other fixed assets, net	4,197,226	2,557,618
	$225,179,262	$197,153,889

(1) The Company took delivery of the newbuilding m/v Nordic Oshima on September 25, 2014

At September 30. 2014, the aggregate carrying value of m/v Bulk Cajun, m/v Bulk Discovery, m/v Bulk Pangaea and the m/v Bulk Patriot is approximately $53.9 million, which is higher than the aggregated estimated market value of $29.1 million. As such Bulk Partners has reviewed each vessel group in the fleet and determined that the undiscounted sum of cash flows that will result from the use and disposal of each of its vessel groups exceed the carrying value of the vessel groups. Therefore, no impairment charge is required.

NOTE 5 - FIXED ASSETS

At December 31, fixed assets consisted of the following:

	2013	2012

Vessels and vessel upgrades	$211,458,792	$161,722,600
Capitalized dry docking	4,716,844	3,985,559
	216,175,636	165,708,159
Accumulated depreciation and amortization	(21,579,365)	(12,076,025)
Vessels, vessel upgrades and capitalized dry docking, net	194,596,271	153,632,134

Land and building	2,541,085	2,541,085
Internal use software	268,313	268,313
Computers and equipment	306,953	194,055
	3,116,351	3,003,453
Accumulated depreciation	(558,733)	(447,214)
Other fixed assets, net	2,557,618	2,556,239

Total fixed assets, net	$197,153,889	$156,188,373

The Company’s fleet consists of the following:

Vessel	Date Acquired	December 31, 2012	Additions	December 31, 2013	Accumulated Depreciation	Carrying Amount

m/v BULK PANGAEA	December 21, 2009	$27,581,075	$-	$27,581,075	$(6,701,238)	$20,879,837
m/v BULK DISCOVERY	March 2, 2011	18,175,762	(81,961)	18,093,801	(4,509,988)	13,583,813
m/v BULK CAJUN	June 24, 2011	8,262,479	69,319	8,331,798	(1,765,571)	6,566,227
m/v BULK PATRIOT	October 6, 2011	15,350,000	-	15,350,000	(1,776,702)	13,573,298
m/v BULK JULIANA	April 25, 2012	14,750,000	918,366	15,668,366	(1,053,770)	14,614,596
m/v NORDIC ODYSSEY	June 17, 2012	32,272,785	3,753	32,276,538	(2,024,142)	30,252,396
m/v NORDIC ORION	June 17, 2012	32,272,785	76,128	32,348,913	(1,899,410)	30,449,503
m/v BULK TRIDENT	September 4, 2012	17,043,274		17,043,274	(770,034)	16,273,240
m/v BULK BEOTHUK	February 19, 2013	-	14,243,327	14,243,327	(510,977)	13,732,350
m/v BULK PROVIDENCE	May 22, 2013	-	10,300,000	10,300,000	(185,623)	10,114,377
m/v BULK LIBERTY	August 6, 2013	-	9,392,563	9,392,563	(175,153)	9,217,410
m/v BULK NEWPORT	September 3, 2013	-	15,545,981	15,545,981	(206,757)	15,339,224
		$165,708,159	$50,467,476	$216,175,636	$(21,579,365)	$194,596,271

See Notes 8 - Related Party Transactions and Note 12 - Long-term Debt

During the year ended December 31, 2013, the Company purchased four vessels through wholly owned subsidiaries. The total purchase price of the vessels (m/v Bulk Beothuk, m/v Bulk Providence, m/v Bulk Liberty and m/v Bulk Newport), was approximately $49,482,000. In addition, NBHC paid deposits of approximately $26,100,000 toward the construction of four new 1A ice class panamax vessels to be delivered in 2014 through 2016. NBVH paid deposits of $5,790,000 toward the construction of two ultramax vessels to be delivered in 2016. These deposits are included as deposits on newbuildings in-process on the consolidated balance sheets.

Also during 2013, the Company completed dry-docking on the m/v Bulk Juliana. The five year amortization period of the capitalized dry docking costs is within the remaining useful life of the vessel.

During the year ended December 31, 2012, the Company purchased four vessels, the m/v Bulk Juliana, the m/v Bulk Trident, the m/v Bulk Nordic Orion and the m/v Bulk Nordic Odyssey. The total purchase price for these four vessels was approximately $96,300,000.

During the year ended December 31, 2012, the Company completed dry-docking on the m/v Bulk Pangaea, the m/v Bulk Discovery, and the m/v Bulk Cajun. The amortization period of the capitalized dry docking costs (5 years) were within the remaining useful life of the above vessels, except for the m/v Bulk Cajun. As a result of the dry-docking, the Company determined that the remaining useful life of the m/v Bulk Cajun should be extended beyond its original estimate end of life (2014) to 2017.